DREYFUS INSTITUTIONAL LIQUIDITY FUNDS

Dreyfus Treasury and Agency Liquidity Money Market Fund

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).